Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net income	$ 3,151,784	$ 1,851,812	$ 7,533,321	$ 4,823,338
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	899	10,763	32,131	42,297
Non-cash lease expenses	(119,309)	27,140	112,659	(10,479)
Changes in working capital:
Accounts receivable	2,017,116	1,035,005	(1,194,897)	(1,518,605)
Prepaid expenses	(5,468,527)	(35,024)	(3,912,751)	(41,365)
Long-term prepaid expenses		59,583		(26,733)
Accounts payable & accrued liabilities	42,431	605,497	(203,850)	(280,706)
Income tax payable	372,078	375,933	(480,203)	1,086,375
Operating lease liabilities	119,340	(38,329)	(115,125)	(12,777)
Net cash provided by operating activities	115,812	3,892,380	1,771,285	4,082,303
Cash flows from investing activities:
Prepayment in connection with MCM Acquisition	(282,051)
Net cash used in investing activities	(282,051)
Cash flows from financing activities:
Net repayment to related parties				(1,283,221)
Proceeds from Issuance of Series B preferred stock				600,000
Payment for offering cost		(40,000)
Net cash used in financing activities		(40,000)		(683,221)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(166,239)	3,852,380	1,771,285	3,399,082
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	10,328,590	8,557,305	8,557,305	5,158,223
CASH AND CASH EQUIVALENTS, END OF PERIOD	10,162,351	12,409,685	10,328,590	8,557,305
SUPPLEMENTAL DISCLOSURES:
Right-of-use assets obtained in exchange for new operating lease liabilities	149,366			101,843
Issuance of Series B preferred stock to offset due to related party balance				600,000
Reclassification of Series B Preferred Stock to temporary equity	812,851		812,851
Cash paid for interest
Cash paid for income taxes	$ (272,001)		$ (2,208,238)